Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | shares	49,798,845
Proposed Maximum Offering Price per Unit	12.22
Maximum Aggregate Offering Price	$ 608,541,885.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,039.63
Offering Note	The amount to be registered consists of up to 49,798,845 common units representing limited partner interests for resale by the selling unitholders named in the registration statement.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional securities issuable by reason of any security dividend, security split, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the common stock as reported on the New York Stock Exchange on October 24, 2025.